EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 11 – EARNINGS PER SHARE

In accordance with ASC 260, outstanding instruments that contain rights to nonforfeitable dividends are considered participating securities. The Company is required to apply the most dilutive of either the two-class method or the treasury stock method of computing basic and diluted earnings per share when there are participating securities outstanding. The Company has determined that outstanding unvested restricted shares issued under the Manager Equity Plan are participating securities. The following table provides additional disclosure regarding the computation for the three months ended September 30, 2013 and September 30, 2012, nine months ended September 30, 2013 and the period May 16, 2012 (commencement of operations) to September 30, 2012:

	Three Months Ended	Three Months Ended
	September 30, 2013	September 30, 2012
Numerator (Income):
Net income (loss) available to common shareholders	$(17,014,568)	$3,656,161
Dilutive net income (loss) attributable to common shareholders	$(17,014,568)	$3,656,161

Denominator (Weighted Average Shares):

Basic Earnings:
Shares available to common shareholders	7,356,250	1,656,250
Effect of dilutive securities:
Restricted share awards	4,100	-
Dilutive shares	7,360,350	1,656,250

	Nine Months Ended	Period May 16, 2012
	September 30, 2013	to September 30, 2012
Numerator (Income):
Net income (loss) available to common shareholders	$(7,518,400)	$3,441,901
Dilutive net income (loss) attributable to common shareholders	$(7,518,400)	$3,441,901

Denominator (Weighted Average Shares):

Basic Earnings:
Shares available to common shareholders	5,685,920	1,656,250
Effect of dilutive securities:
Restricted share awards	9,961	-
Dilutive shares	5,695,881	1,656,250

The following potential common shares were excluded from basic and diluted earnings per share for the three months ended September 30, 2013 as the Company had a net loss for the period: 28,900 for Restricted Stock Awards.

No adjustment was required for the calculation of diluted earnings per share for the warrants described in Note 9 because the warrants’ exercise price is greater than the average market price of the common shares for the period, and thereby anti-dilutive.